Loans Due From Third Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2022	Dec. 30, 2021
Loans Due From Third Parties (Details) [Line Items]
Loan bear fixed interest rate				6.70%
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Acquired, Cash Flows Expected to be Collected at Acquisition				$ 12,300,000
Extended loans year				1 year
short-term investments	$ 80,918
Loan agreement amount	$ 35.8	$ 16.7
Minimum [Member]
Loans Due From Third Parties (Details) [Line Items]
Loan bear fixed interest rate			1.00%
Maximum [Member]
Loans Due From Third Parties (Details) [Line Items]
Loan bear fixed interest rate			2.64%